iShares
®
MSCI UAE ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 1.4%
Abu Dhabi Aviation Co. ..................... 498,742 $ 726,485
Agility Global PLC ........................ 3,972,764 1,233,089
1,959,574
Banks  — 33.6%
Abu Dhabi Commercial Bank PJSC ............ 1,703,658 6,542,540
Abu Dhabi Islamic Bank PJSC ................ 1,096,324 5,942,248
Ajman Bank PJSC ........................ 1,913,887 713,894
Bank of Sharjah
(a)
......................... 709,569 239,559
Dubai Islamic Bank PJSC ................... 2,401,455 5,997,994
Emirates NBD Bank PJSC ................... 1,473,237 9,787,218
First Abu Dhabi Bank PJSC .................. 3,506,138 15,122,408
Sharjah Islamic Bank ...................... 1,732,646 1,368,058
45,713,919
a
Building Products  — 0.5%
Ras Al Khaimah Ceramics PJSC .............. 1,112,233 738,995
a
Capital Markets  — 2.1%
Al Waha Capital PJSC ..................... 1,960,159 870,262
Dubai Financial Market PJSC ................ 2,520,713 1,070,643
Investcorp Capital PLC ..................... 1,474,417 614,445
SHUAA CAPITAL PSC
(a)
.................... 4,653,902 295,470
2,850,820
a
Commercial Services & Supplies  — 1.7%
Parkin Co. PJSC ......................... 945,508 1,441,968
Union Properties PJSC
(a)
.................... 4,111,763 880,337
2,322,305
a
Construction & Engineering  — 0.0%
Arabtec Holding PJSC
(a)(b)
................... 2,433,366 7
a
Construction Materials  — 0.1%
Apex Investment Co. PSC
(a)
.................. 87,157 87,089
a
Consumer Staples Distribution & Retail  — 0.6%
Spinneys 1961 Holding PLC ................. 1,863,092 781,181
a
Diversified Consumer Services  — 0.9%
Alef Education Holding PLC .................. 2,770,834 837,844
Taaleem Holdings PJSC .................... 375,593 445,862
1,283,706
a
Diversified Telecommunication Services  — 10.5%
Emirates Telecommunications Group Co. PJSC .... 2,740,104 13,428,774
Space42 PLC
(a)
.......................... 2,038,967 866,394
14,295,168
a
Energy Equipment & Services  — 3.2%
ADNOC Drilling Co. PJSC ................... 3,005,733 4,280,050
NMDC Energy ........................... 141,025 91,020
4,371,070
a
Financial Services  — 1.0%
Amanat Holdings PJSC .................... 2,342,347 720,653
Amlak Finance PJSC
(a)
..................... 1,581,524 684,652
Gulf General Investment Co.
(a)(b)
............... 7,295,803 20
1,405,325
a
Food Products  — 0.5%
Agthia Group PJSC ....................... 622,135 682,934
a
Ground Transportation  — 0.6%
Dubai Taxi Co. PJSC ...................... 1,189,899 842,678
a
Security Shares Value
a
Health Care Providers & Services  — 0.0%
NMC Health PLC
(a)(b)
....................... 112,588 $ 2
a
Hotels, Restaurants & Leisure  — 2.1%
Abu Dhabi National Hotels ................... 11,112,134 1,286,710
Americana Restaurants International PLC ........ 3,410,130 1,606,252
2,892,962
a
Industrial Conglomerates  — 1.8%
Dubai Investments PJSC ................... 2,325,566 2,174,168
Modon Holding PSC
(a)
...................... 109,919 97,602
Two Point Zero Group PJSC
(a)
................ 350,692 244,428
2,516,198
a
Marine Transportation  — 0.8%
Gulf Navigation Holding PJSC
(a)
............... 735,418 1,113,284
a
Multi-Utilities  — 2.7%
Dubai Electricity & Water Authority PJSC ......... 4,944,931 3,676,660
a
Oil, Gas & Consumable Fuels  — 5.8%
Adnoc Gas PLC .......................... 5,082,813 4,512,070
ADNOC Logistics & Services ................. 1,229,663 1,888,597
Dana Gas PJSC ......................... 6,938,996 1,473,629
7,874,296
a
Passenger Airlines  — 2.1%
Air Arabia PJSC .......................... 2,383,811 2,792,126
a
Real Estate Management & Development  — 21.2%
Aldar Properties PJSC ..................... 2,435,811 5,407,785
Deyaar Development PJSC .................. 579,511 159,372
Emaar Development PJSC .................. 635,942 2,546,118
Emaar Properties PJSC .................... 5,300,546 19,204,599
Eshraq Investments PJSC
(a)
.................. 4,374,245 609,873
RAK Properties PJSC
(a)
.................... 2,606,122 908,446
28,836,193
a
Residential REITs  — 0.4%
Dubai Residential REIT ..................... 1,428,035 478,350
a
Software  — 0.5%
Phoenix Group PLC
(a)
...................... 2,438,026 670,930
a
Specialty Retail  — 2.4%
Abu Dhabi National Oil Co. for Distribution PJSC ... 3,099,602 3,249,103
a
Transportation Infrastructure  — 1.8%
Salik Co. PJSC .......................... 1,535,922 2,400,368
a
Water Utilities  — 1.6%
Emirates Central Cooling Systems Corp. ......... 2,876,172 1,221,620
National Central Cooling Co PJSC ............. 1,079,741 893,697
2,115,317
a
Total Long-Term Investments — 99.9%
(Cost: $113,907,992) ................................ 135,950,560
a
Short-Term Securities
Money Market Funds  —  0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.94%
(c)(d)
............................ 21,042 21,042
a
Total Short-Term Securities — 0.0%
(Cost: $21,042) .................................... 21,042

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI UAE ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Security Value
Total Investments — 99.9%
(Cost: $113,929,034) ................................ 135,971,602
Other Assets Less Liabilities — 0.1% ..................... 106,384
Net Assets — 100.0% ................................. $ 136,077,986
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 230,000  $ —  $ (208,958)
(a)
$ —  $ —  $ 21,042  21,042  $ 4,389  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 1 12/19/25 $ 69 $ 385
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 47,525,160 $ 88,425,371 $ 29 $ 135,950,560
Short-Term Securities
Money Market Funds ...................................... 21,042 — — 21,042
$ 47,546,202 $ 88,425,371 $ 29 $ 135,971,602

iShares
®
MSCI UAE ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 385 $ — $ — $ 385
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)